Document and Entity Information	6 Months Ended
Jun. 30, 2022
Document and Entity Information
Document Type	S-4/A
Entity Central Index Key	0001820872
Entity Registrant Name	Global Business Travel Group, Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false